Risk/Return Detail Data - FidelityLowDurationBondETF-PRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Merrimack Street Trust
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Low Duration Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Low Duration Bond ETF seeks to obtain a high level of current income consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from February 22, 2024 to August 31, 2024, the fund's portfolio turnover rate was 15% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	15.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a duration of 1 year or less.Managing the fund to have similar overall interest rate risk to the Bloomberg US Treasury Bill: 6-9 Months Index.Normally maintaining a dollar-weighted average maturity of two years or less.Allocating assets across different market sectors and maturities.Investing more than 25% of total assets in the financial services industries.Investing in domestic and foreign issuers.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | Fidelity Low Duration Bond ETF
Risk/Return:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.20%
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255